Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) [Abstract]
Dividends paid per share	$ 0.01	$ 0.2